General Information (Detail) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General Information About Financial Statements [Line Items]
Number of employees	2,219	2,133
Average number of employees	2,202	2,104
Enel S.p.A. [member]
Disclosure Of General Information About Financial Statements [Line Items]
Ownership interest	64.93%